Operations (Details 2)	12 Months Ended
Dec. 31, 2023
Dona Francisca Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Associated companies	Dona Francisca Energética S.A.
Headquarters	Agudo/RS
Main activity	Production of electricity
Interest	23.03%
Investor	Copel
Fozdo Chopim Energetica Ltda [Member]
IfrsStatementLineItems [Line Items]
Associated companies	Foz do Chopim Energética Ltda.
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	35.77%
Investor	Copel GeT
Carbocampel S A [Member]
IfrsStatementLineItems [Line Items]
Associated companies	Carbocampel S.A.
Headquarters	Figueira/PR
Main activity	Coal exploration
Interest	49.00%
Investor	Copel